Events After the Reporting Date (Details Narrative) - CAD ($)	1 Months Ended		12 Months Ended
	May 31, 2025	Mar. 31, 2025	Jan. 31, 2025	Apr. 30, 2025	Dec. 31, 2022	Oct. 31, 2022
Statement [Line Items]
Issuance of common shares					3,160,000	1,540,135
Convertible debentures issued			$ 14,606
Nonadjustings Events [Member] | Chief Executive Officer Related Party [Member]
Statement [Line Items]
Warrants purchase	129,863	542,329		250,000
Stock options granted				200,000
Issuance of common shares	129,863	542,329
Gross proceeds of warrants				$ 25,000
Warrant exercise price				$ 0.08
Convertible debentures issued		$ 50,000
Conversion of accrued interest	$ 12,493	$ 4,233
Expiry dates of warrants				Apr. 07, 2027
Nonadjustings Events [Member] | Officers and Directors [Member]
Statement [Line Items]
Stock options granted				14,999,303
Outstanding advisory fees forgiven amount				$ 1,499,930